April 14, 2025

Via EDGAR Filing

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Align Alternative Access Fund, File Nos. 333-283452 and 811-24029

Ladies and Gentlemen:

On behalf of Align Alternative Access Fund (the “Registrant”), we hereby electronically file, pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”) and the Securities Act of 1933, as amended (the “1933 Act”), Pre-Effective No. 2 to the Registrant’s Registration Statement on Form N-2 under the 1940 Act and 1933 Act.

If you have any questions concerning this filing, please contact the undersigned at (513) 352-6632.

Very truly yours,

/s/ Thompson Hine LLP
Thompson Hine LLP